Prepayment, Deposits and Other Receivables (Tables) (US VR Global Inc.)	10 Months Ended
Dec. 31, 2017
US VR Global Inc. [Member]
Schedule of Prepayment, Deposits and Other Receivables	Prepayment, deposit and other receivables consisted of the following at December 31, 2017:
2017
Deposits	$25,816
Prepayment	263,541
Other receivables	-
Total	$289,357